Intangible assets (Details 1) - USD ($)	Jun. 30, 2015	Mar. 31, 2015
Estimated future annual amortization expense
2016	$ 2,022	$ 1,763
2017	2,022	1,763
2018	2,022	1,763
2019	2,022	1,763
2020	2,022	1,763
Thereafter	19,407	16,591
Total	$ 29,517	$ 25,406